EMPLOYEES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
EMPLOYEES

NOTE 12 – EMPLOYEES

On January 16, 2019, pursuant to the terms of an employment agreement between the Company and Chad Webb dated December 1, 2018, the Company issued to Mr. Webb 5,000,000 shares of Common Stock as payment of $277,000 in compensation owed for services provided. The shares had a per-share fair market value of $0.0554, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On May 23, 2019, the Company issued 100,000 shares of Common Stock equal to $13,100, to each of Jazmin Gonzalez and Michelle Motta as an incentive bonus. At the date of issuance, the per-share fair market value was $0.131 based on the closing price of the Common Stock on the date of issuance as reported by the OTCM. On November 7, 2019, the 100,000 shares that were issued to Michelle Motta were forfeited to the Company and cancelled, which resulted in a reduction in compensation expense of $13,100.

On July 30, 2019, 14,860,346 shares of Common Stock were forfeited to the Company. These shares were originally issued on April 7, 2016 for services rendered by Ryan Medico. The return of these shares increased additional paid-in capital by $149.

On August 12, 2015, the Company entered into an Employment Agreement with Robert Clark (the “Clark Employment Agreement”). On December 1, 2016, the Company entered into an Amendment to Employment Agreement (the “Clark Amendment”; and, together with the Clark Employment Agreement, the “Amended Clark Employment Agreement”). Pursuant to the terms of the Amendment Clark Employment Agreement, the Company agreed to issue, among other securities, 200,000,000 shares of the Common Stock. Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him. Those 120,000,000 shares of the Common Stock were issued to Mr. Clark, as follows: (i) on October 28, 2015, the Company issued 30,000,000 of such shares at the per-share fair market value of $0.015, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance; (ii) on March 2, 2016, the Company issued 40,000,000 of such shares at the per-share fair market value of $0.0250 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance; and (iii) on Mary 16, 2016, the Company issued 50,000,000 of such shares at the per-share fair market value of $0.0036 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. The Company accrued 80,000,000 shares of the Common Stock on December 31, 2016 that were not issued. At the date of accrual, the per-share fair market value of the shares was $0.0025 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. On April 19, 2018, 40,000,000 shares were cancelled and returned to the Company for accrual valued at $1,000,000 by Mr. Clark. On July 31, 2019, an additional 50,000,000 shares were cancelled and returned to the Company for accrual valued at $180,000. Accordingly, as of September 30, 2020, Mr. Clark was the record and beneficial owner of 17,100,000 of shares of the Common Stock and, subject to the July 2020 issuance to Mr. Clark of 140 shares of Series C Preferred, the Company accrued and owed to Mr. Clark an aggregate of 170,000,000 shares to be reissued to him upon his request pursuant to the terms of the oral agreement with him.

The Company issued 5,000,000 shares of Common Stock on January 27, 2020 to Lori Radcliffe pursuant to that certain Employment Agreement dated October 7, 2019, by and between Ms. Radcliffe and the Company. At the date of issuance, the per-share fair market value of the shares was $0.0637 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, for a total value of $318,500.

On April 3, 2020, the Company issued 5,000,000 shares of the Common Stock to Paul O’Renick pursuant to an Employment Agreement dated October 1, 2019 in exchange for compensation owed in the amount of $157,500 for services provided. At the date of issuance, the per-share fair market value was $0.0315 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

NOTE 11 – EMPLOYEES

On August 12, 2015, the Company entered into an Employment Agreement with Robert Clark (the “Clark Employment Agreement”). On December 1, 2016, the Company entered into an Amendment to Employment Agreement (the “Clark Amendment”; and, together with the Clark Employment Agreement, the “Amended Clark Employment Agreement”). Pursuant to the terms of the Amendment Clark Employment Agreement, the Company agreed to issue, among other securities, 200,000,000 shares of the Common Stock. Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him. Those 120,000,000 shares of the Common Stock were issued to Mr. Clark, as follows: (i) on October 28, 2015, the Company issued 30,000,000 of such shares at the per-share fair market value of $0.015, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance; (ii) on March 2, 2016, the Company issued 40,000,000 of such shares at the per-share fair market value of $0.0250 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance; and (iii) on Mary 16, 2016, the Company issued 50,000,000 of such shares at the per-share fair market value of $0.0036 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. The Company accrued 80,000,000 shares of the Common Stock on December 31, 2016 that were not issued. At the date of accrual, the per-share fair market value of the shares was $0.0025 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. On April 19, 2018, 40,000,000 shares were cancelled and returned to the Company for accrual valued at $1,000,000 by Mr. Clark. On July 31, 2019, an additional 50,000,000 shares were cancelled and returned to the Company for accrual valued at $180,000. Accordingly, as of December 31, 2019, Mr. Clark was the record and beneficial owner of 17,100,000 of shares of the Common Stock and, the Company accrued and owed to Mr. Clark an aggregate of 170,000,000 shares to be reissued to him upon his request pursuant to the terms of the oral agreement with him.

On January 24, 2018, the Company issued 500,000 shares of Series D Preferred Stock to Robert Clark as $7,900 in compensation pursuant to the Amended Robert Clark Agreement. These shares had a fair market value of $.0158 at the date of issuance based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On April 19, 2018, 40,000,000 shares of Common Stock were returned to the Company by Mr. Robert Clark. These shares were originally issued to the Mr. Clark pursuant the Amended Clark Employment Agreement on March 3, 2016 at an aggregate fair value of $1,000,000. The shares of the Common Stock on the date of issuance had a per-share fair market value of $0.0250, which was based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. The subsequent return of the Common Stock was accounted for by the Company as accrued compensation on the Consolidated Balance Sheet in the amount of $1,000,000.

On December 29, 2017, the Company issued 650,000 shares of its Series B Preferred Stock to Robert Clark pursuant to the Amended Clark Employment Agreement. These shares had a per-share fair market value of $0.06, or a total value of $6,500, at the date of issuance. On April 30, 2019, these shares were cancelled and returned to the Company for accrual valued at $6,500 by Mr. Clark.

On March 30, 2016, the Company entered into an Executive Employment Agreement with Ryan Medico (the “Executive Employment Agreement”), whereby Mr. Medico was hired to serve as the Company’s Chief Financial Officer until January 1, 2017. In connection with the Executive Employment Agreement and Mr. Medico’s service as the Chief Financial Officer, the Company agreed to pay Mr. Medico 20,000,000 shares of the Common Stock and negotiate a cash salary when the Company determined that it could pay such salary. These shares had a per-share fair market value of $0.014, or a total fair value of $280,000, at the date of issuance, which was the closing price per share of the Common Stock as reported by the OTCM on the date of issuance. On July 30, 2019, the 14,860,346 shares that had been issued to Ryan Medico were forfeited to the Company and cancelled. The subsequent forfeiture of the Common Stock was accounted for on the accompanying Consolidated Balance Sheet and Statement of Stockholders’ Deficit as a reduction in the Common Stock and additional paid-in capital.

Pursuant to the terms of an Employment Agreement dated September 1, 2018 (the “Selinger Employment Agreement”) with Christopher Selinger, on September 7, 2018 the Company issued to Mr. Selinger 10,000,000 shares of Common Stock, which shares had a per-share fair market value of $0.0136, or a total value of $136,000, based on the closing price of Common Stock as reported by the OTCM on the date of issuance.

Pursuant to the terms of an offer letter between the Company and Matthew Crystal, dated July 24, 2018, the Company issued 500,000 shares of Common Stock to Matthew Crystal on September 7, 2018, as payment for his professional services to the Company in the amount of $6,800, which shares, at the date of their issuance, had a per-share fair market value of $0.0136 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

The Company issued 5,000,000 shares of Common Stock on January 16, 2019 to Chad Webb pursuant to an Employment Agreement dated December 1, 2018, between Mr. Webb and the Company. At the date of issuance, the per-share fair market value of the shares was $0.0554, or a total fair value of $277,000, based on the closing price of Common Stock as reported by the OTCM on the date of issuance.

On May 23, 2019, the Company issued 100,000 shares of Common Stock to each of Jazmin Gonzalez and Michelle Motta on May 23, 2019, as an incentive bonus in the amount of $13,1000. At the date of issuance, the per-share fair market value was $0.131 based on the closing price of Common Stock on the date of issuance as reported by the OTCM. On November 7, 2019, the 100,000 shares that had been issued to Michelle Motta were forfeited to the Company and cancelled upon her resignation from the Company, which resulted in a reduction in compensation expense of $13,100.

Pursuant to the terms of an offer letter between the Company and William Jeffrey Outlaw dated September 8, 2019, on July 30, 2019, the Company issued 10,000,000 shares of Common Stock to its independent director, William Jeffrey Outlaw, as payment of $800,000 for his services in that capacity. At the date of issuance, the per-share fair market value was $0.111 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.